Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt
Indebtedness to related parties	$ 1,408	$ 1,465
Total debt	3,213	7,476
Bpifrance Innovation R&D Loan
Debt
Total loans	499
Bpifrance Innovation Loan
Debt
Total loans	403
PGE loans (CIC, Bpifrance, BNP)
Debt
Total loans	394
Recoverable advances - Bpifrance (Innovation and BELICIM)
Debt
Total loans	382
COVID-19 loans
Debt
Total loans	117	102
ExWorks loans
Debt
Total loans		5,900
Convertible notes
Debt
Total loans	$ 10	$ 9